ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Mar. 31, 2018
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of US dollars, except share and per share data)

	As of March 31,
	2017	2018

ASSETS
Current assets:
Cash and cash equivalents	$2,041	$1,910
Amounts due from related parties	154,046	152,627
Prepaid expenses and other current assets	643	591

Total current assets	$156,730	$155,128

Investment in subsidiaries and VIE entities	156,123	199,954
Rental deposit and other non-current assets	1,740	2,282

TOTAL ASSETS	$314,593	$357,364

LIABILITIES AND EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	$1,769	$1,657
Amount due to related parties	387	—

Total current liabilities	$2,156	$1,657

Equity:
Class A common shares ($0.01 par value; 37,648,485 shares authorized as of March 31, 2017 and 2018, 33,916,439 and issued and outstanding as of March 31, 2017 and 2018, respectively)	339	339
Class C common shares ($0.01 par value; 2,000,000 shares authorized as of March 31, 2017 and 2018, 805,100 shares issued and outstanding as of March 31, 2017 and 2018)	8	8
Additional paid-in capital	436,649	472,677
Accumulated deficit	(97,937)	(115,246)
Accumulated other comprehensive loss	(26,622)	(2,071)

Total iKang Healthcare Group, Inc.’s equity	312,437	355,707

TOTAL LIABILITIES AND EQUITY	$314,593	$357,364

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of US dollars, except share and per share data)

	For the years ended March 31
	2016	2017	2018

Operating expenses:
General and administrative expenses	5,000	8,015	38,620

Total operating expenses	5,000	8,015	38,620

Interest income	24	89	121
Interest expense	(2)	—	—
Investment income	—	—	1,800
Exchange gain	—	—	878
Equity in income/(loss) of subsidiaries and VIE entities	23,303	(3,325)	18,512

Income/(loss) before provision for income tax expenses	18,325	(11,251)	(17,309)

Net income/(loss)	$18,325	$(11,251)	$(17,309)

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of US dollars, except share and per share data)

	For the years ended March 31,
	2016	2017	2018

Net income/(loss)	$18,325	$(11,251)	$(17,309)

Other comprehensive income/(loss)
Foreign currency translation adjustments	(11,703)	(18,884)	23,666
Unrealized gain/(loss) of available-for-sale investments, net of taxes of $47, $40 and $221 for the years ended March 31, 2016, 2017 and 2018, respectively	186	(161)	885

Comprehensive income/(loss) attributable to iKang Healthcare Group, Inc.	$6,808	$(30,296)	$7,242

CONDENSED STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of US dollars, except share and per share data)

	Common				Accumulated other	Total
	Comprehensive		Additional	Accumulated	comprehensive	shareholders’
	Shares	Amount	paid-in capital	deficit	income(loss)	equity

Balance at March 31, 2015	34,361,539	$343	$419,862	$(105,011)	$3,936	$319,130
Share-based compensation expenses	—	—	1,949	—	—	1,949
Exercise of employee share options	—	—	8,035	—	—	8,035
Settlement of acquisition payable of Shanghai Huajian Management	—	—	7,202	—	4	7,206
Additional purchase of non-controlling interest of iKang Shanghai Gubei	—	—	(302)	—	—	(302)
Net income	—	—	—	18,325	—	18,325
Foreign currency translation adjustments	—	—	—	—	(11,703)	(11,703)
Unrealized gain on available-for-sale investments	—	—	—	—	186	186

Balance at March 31, 2016	34,361,539	$343	$436,746	$(86,686)	$(7,577)	$342,826
Share-based compensation expenses	—	—	1,941	—	—	1,941
Exercise of employee share options	—	—	1,324	—	—	1,324
Issuance of common shares, to option pool, in connection with share-based compensation arrangements	350,000	4	—	—	—	4
Issuance of common shares in connection with exercise of options	10,000	—	—	—	—	—
Purchase of non-controlling interest of Shenzhen Hospital Management	—	—	(3,362)	—	—	(3,362)
Net loss	—	—	—	(11,251)	—	(11,251)
Foreign currency translation adjustments	—	—	—	—	(18,884)	(18,884)
Unrealized loss on available-for-sale investments	—	—	—	—	(161)	(161)

Balance at March 31, 2017	34,721,539	$347	$436,649	$(97,937)	$(26,622)	$312,437
Share-based compensation expenses			34,822			34,822
Exercise of share based compensation	—	—	1,324	—	—	1,324
Purchase of non-controlling interest of Fujian iKang	—	—	(1,872)	—	—	(1,872)
Acquisition in connection with IMHealthcare (Beijing) Technology Co., Ltd.	—	—	2,326	—	—	2,326
Return of capital of Weihai Ciming Clinic & Weihai Ciming	—	—	(572)	—	—	(572)
Net loss	—			(17,309)		(17,309)
Foreign currency translation adjustments	—	—	—	—	23,666	23,666
Unrealized loss on available-for-sale investments	—				885	885
Balance at March 31, 2018	34,721,539	$347	$472,677	$(115,246)	$(2,071)	$355,707

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of US dollars, except share and per share data)

	For the years ended March 31,
	2016	2017	2018

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$18,325	$(11,251)	$(17,309)
Adjustments to reconcile net income to net cash used in operating activities:
Investment income/(loss) from subsidiaries	(23,303)	3,325	(18,512)
Share based compensation expenses	1,949	1,941	34,822
Changes in assets and liabilities:
Prepaid expenses and other current assets	775	71	(490)
Amount due from related parties	(27,675)	522	148
Accrued expenses and other current liabilities	(494)	114	(114)

Net cash used in operating activities	(30,423)	(5,278)	(1,455)

CASH FLOW FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment	—	4,000	—
Payment for long-term investments	(24,500)	—	—
Investment in subsidiaries	(6,000)	—	—
Payment for loan receivable	(1,000)	—	—
Net cash (used in)/provided by investing activities	(31,500)	4,000	—

CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options	8,035	1,324	1,324

Net cash provided by financing activities	8,035	1,324	1,324

Net increase/(decrease) in cash and cash equivalents	(53,888)	46	(131)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	55,883	1,995	2,041

CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$1,995	$2,041	$1,910

NOTES TO THE FINANCIAL STATEMENTS

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE entities.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries and VIE entities were over 25% of the consolidated net assets of the Group as of March 31, 2018.

2.INVESTMENTS IN SUBSIDIARIES

The Parent Company, its subsidiaries and VIE entities were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

For the purpose of the Parent Company’s stand-alone financial information, its investments in subsidiaries and VIE entities are reported using the equity method of accounting. The Parent Company’s share of income/(loss) from its subsidiaries and VIE entities were reported as share of income/(loss) of subsidiaries and VIE entities in the accompanying Parent Company’s financial information.